Earnings Per Share (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Redemption of series B convertible preferred stock	$ (474,177)
Conversion of shares issued fair value per share		$ 1.5528
Series B Convertible Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of shares	(244)
Redemption of series B convertible preferred stock	$ 500,000
Conversion of shares issued fair value per share	$ 589
Preferred stock redemption amount	$ 300,000
Redemption stock discount	$ 200,000